LEASES - Maturities of lease liabilities (Details) - USD ($)	Jun. 30, 2020	Jun. 30, 2019
Maturities of lease liabilities
2021	$ 61,304
Total	61,304
Less: amount representing interest	6,297
Total operating lease liabilities	55,007	$ 252,079
Current operating lease liabilities	47,904	57,990
Long-term obligations	$ 7,103	$ 194,089